Leases	6 Months Ended
Jun. 29, 2019
Leases [Abstract]
Leases

3. LEASES

We generally lease retail facilities for store locations, distribution centers, office space and equipment and account for these leases as operating leases. We account for one retail store lease and certain equipment leases as finance leases. Leases with an initial term of 12 months or less are not recorded on the balance sheet; lease expense for these leases is recognized on a straight-line basis over the lease term. We account for lease components (e.g., fixed payments including rent, real estate taxes and insurance costs) separately from the non-lease components (e.g., common-area maintenance costs).

Leases for 16 of our store locations and one warehouse location are controlled by related parties. As of June 29, 2019, the ROU asset and lease liability related to these properties was $45.6 million and $49.9 million, respectively. As of June 29, 2019, we had executed leases for 33 store locations that we had not yet taken possession of with total undiscounted future lease payments of $196.5 million over approximately 15 years.

Our lease terms may include options to extend the lease when we are reasonably certain that we will exercise such options. Based upon our initial investment in store leasehold improvements, we utilize an initial reasonably certain lease life of 15 years. Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 5 years or more. Our leases do not include any material residual value guarantees or material restrictive covenants. We also have non-cancelable subleases with unrelated third parties with future minimum rental receipts as of December 29, 2018 totaling $3.6 million ending in various years through 2023, and as of June 29, 2019 totaling $2.6 million ending in various years through 2024, which have not been deducted from the future minimum payments.

The balance sheet classification of our right-of-use assets and lease liabilities as of June 29, 2019 was as follows (in thousands):

Leases	Classification
Assets:
Operating lease assets	Operating right-of-use asset	$676,191
Finance lease assets	Other assets	4,360

Total leased assets		$680,551

Liabilities:
Current
Operating	Current lease liability	$35,615
Finance	Current lease liability	534
Noncurrent
Operating	Lease liability	710,260
Finance	Lease liability	3,913

Total lease liabilities		$750,322

The components of lease expense for the 13 and 26 weeks ended June 29, 2019 were as follows (in thousands):

		13 Weeks Ended	26 Weeks Ended
Lease Cost	Classification	June 29, 2019	June 29, 2019
Operating lease cost	Selling, general and administrative expenses	$23,663	$46,874
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization	174	347
Interest on leased liabilities	Interest expense, net	53	124
Sublease income	Other income	(297)	(650)

Net Lease Cost		$23,593	$46,695

Short-term lease expense and variable lease payments recorded in operating expenses were immaterial for the 13 and 26 weeks ended June 29, 2019.

Rental expense for all operating leases for fiscal years ended December 29, 2018, December 30, 2017 and December 31, 2016 (under ASC 840) was as follows (in thousands):

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Rent expense—third-party lessors	$56,825	$72,622	$79,347
Rent expense—related parties	6,490	7,309	7,141
Contingent rentals	619	531	548
Less rentals from subleases	(1,129)	(1,079)	(1,075)

Total rent expense	$62,805	$79,383	$85,961

The undiscounted future lease payments under the lease liability as of December 29, 2018 (under ASC 840) were as follows (in thousands):

	Third Parties	Related Parties	Total
Fiscal 2019	$82,971	$6,152	$89,123
Fiscal 2020	91,538	6,201	97,739
Fiscal 2021	93,090	6,297	99,387
Fiscal 2022	92,359	6,532	98,891
Fiscal 2023	91,955	6,410	98,365
Thereafter	801,832	48,914	850,746

Total future lease payments	$1,253,745	$80,506	$1,334,251

The undiscounted future lease payments under the lease liability as of June 29, 2019 were as follows (in thousands):

Maturity of Lease Liabilities	Operating Leases	Finance Leases	Total
Remainder of fiscal 2019	$45,686	$416	$46,102
Fiscal 2020	92,197	756	92,953
Fiscal 2021	92,807	777	93,584
Fiscal 2022	92,156	724	92,880
Fiscal 2023	91,909	622	92,531
Thereafter	770,151	2,429	772,580

Total lease payments	$1,184,906	$5,724	$1,190,630

Less: Interest	(439,031)	(1,277)

Present value of lease liabilities	$745,875	$4,447

The weighted-average lease term and discount rate as of June 29, 2019 were as follows:

Lease Term and Discount Rate
Weighted-average remaining lease term (years):
Operating leases	12.48
Finance leases	8.32
Weighted-average discount rate:
Operating leases	7.73%
Finance leases	6.04%

Supplemental cash flow information for the 26 weeks ended June 29, 2019 related to leases was as follows (in thousands):

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$43,015
Leased assets obtained in exchange for new operating lease liabilities—adoption	$641,529
Leased assets obtained in exchange for new operating lease liabilities—26 weeks ended June 29, 2019	$57,020